Goodwill (Details) - MXN ($) $ in Thousands		12 Months Ended
	Mar. 25, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 07, 2022	Mar. 12, 2021	Jan. 03, 2021
Goodwill (Details) [Line Items]
Percentage of voting equity interests acquired	98.00%	100.00%
Disposal amount (in Pesos)		$ 22,634
Goodwill (in Pesos)		$ 1,599,718	$ 371,075			$ 348,441
Net assets percentage	100.00%
Total cash agreed amount (in Pesos)				$ 5,044,371
Weighted-average cost of capital market interest rate			7.30%
Estimates terminal growth, period		5 years
Description of budgeted EBITDA growth rate		Budgeted EBITDA was estimated taking into account past experience and a revenue growth rate projected taking into account the average growth levels experienced over the past 5 years and the estimated sales volume and price growth for the next five years. It was assumed that the sales price would increase in line with forecast inflation over the next five years.
Goodwill additions (in Pesos)		$ 22,634
GurúComm [Member]
Goodwill (Details) [Line Items]
Percentage of voting equity interests acquired					60.00%
Consideration transferred (in Pesos)					$ 45,000
Catálogos, S.A. de C.V [Member]
Goodwill (Details) [Line Items]
Percentage of voting equity interests acquired					70.00%
Consideration transferred (in Pesos)					$ 5,000
Betterware and Programa Lazos, S.A. de C.V. [Member]
Goodwill (Details) [Line Items]
Percentage of voting equity interests acquired	2.00%
Goodwill (in Pesos)	$ 1,145
Weighted-average cost of capital market interest rate		11.80%	5.70%
Jafra México Holding B.V. [Member]
Goodwill (Details) [Line Items]
Percentage of voting equity interests acquired				100.00%
Goodwill (in Pesos)				$ 1,250,132
JAFRA [Member]
Goodwill (Details) [Line Items]
Weighted-average cost of capital market interest rate		9.10%